ACCOUNTS RECEIVABLE AND CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS
Summary of accounts receivable and contract assets, net of allowance for credit losses

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Accounts receivable, gross	33,081	—	—
Allowance for credit losses	—	—	—
Accounts receivable, net	33,081	—	—

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Contract assets, gross (Note 17)	253,780	—	—
Allowance for credit losses	—	—	—
Contract assets, net	253,780	—	—